Third Quarter Report
September 30, 2023 (Unaudited)
Columbia Variable Portfolio – Dividend Opportunity Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Dividend Opportunity Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.9%
Issuer	Shares	Value ($)
Communication Services 4.5%
Diversified Telecommunication Services 2.4%
AT&T, Inc.	544,600	8,179,892
Verizon Communications, Inc.	349,500	11,327,295
Total		19,507,187
Media 2.1%
Comcast Corp., Class A	395,000	17,514,300
Total Communication Services		37,021,487
Consumer Discretionary 3.8%
Automobiles 0.5%
Ford Motor Co.	324,100	4,025,322
Hotels, Restaurants & Leisure 1.0%
Darden Restaurants, Inc.	30,000	4,296,600
Restaurant Brands International, Inc.	60,000	3,997,200
Total		8,293,800
Household Durables 0.5%
Whirlpool Corp.	32,400	4,331,880
Specialty Retail 1.8%
Home Depot, Inc. (The)	48,300	14,594,328
Total Consumer Discretionary		31,245,330
Consumer Staples 11.7%
Beverages 4.7%
Coca-Cola Co. (The)	326,600	18,283,068
PepsiCo, Inc.	119,900	20,315,856
Total		38,598,924
Consumer Staples Distribution & Retail 0.4%
Target Corp.	27,500	3,040,675
Food Products 1.6%
Bunge Ltd.	38,900	4,210,925
JM Smucker Co. (The)	30,000	3,687,300
Kraft Heinz Co. (The)	169,400	5,698,616
Total		13,596,841
Household Products 2.0%
Procter & Gamble Co. (The)	114,400	16,686,384
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Care Products 0.5%
Kenvue, Inc.	187,901	3,773,052
Tobacco 2.5%
Altria Group, Inc.	136,500	5,739,825
Philip Morris International, Inc.	164,600	15,238,668
Total		20,978,493
Total Consumer Staples		96,674,369
Energy 12.5%
Oil, Gas & Consumable Fuels 12.5%
Chesapeake Energy Corp.	50,000	4,311,500
Chevron Corp.	148,300	25,006,346
ConocoPhillips Co.	133,700	16,017,260
EOG Resources, Inc.	67,500	8,556,300
Exxon Mobil Corp.	358,000	42,093,640
Valero Energy Corp.	52,600	7,453,946
Total		103,438,992
Total Energy		103,438,992
Financials 18.9%
Banks 11.5%
Bank of America Corp.	570,000	15,606,600
JPMorgan Chase & Co.	240,000	34,804,800
M&T Bank Corp.	52,500	6,638,625
New York Community Bancorp, Inc.	450,000	5,103,000
Truist Financial Corp.	260,100	7,441,461
U.S. Bancorp	250,800	8,291,448
Wells Fargo & Co.	417,000	17,038,620
Total		94,924,554
Capital Markets 5.7%
Ares Capital Corp.	218,500	4,254,195
BlackRock, Inc.	11,800	7,628,582
Blackstone, Inc.	87,800	9,406,892
Carlyle Group, Inc. (The)	137,500	4,147,000
CME Group, Inc.	35,000	7,007,700
Morgan Stanley	180,700	14,757,769
Total		47,202,138
2	Columbia Variable Portfolio – Dividend Opportunity Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 1.2%
MetLife, Inc.	165,500	10,411,605
Mortgage Real Estate Investment Trusts (REITS) 0.5%
Starwood Property Trust, Inc.	227,500	4,402,125
Total Financials		156,940,422
Health Care 15.8%
Biotechnology 4.2%
AbbVie, Inc.	149,000	22,209,940
Amgen, Inc.	47,500	12,766,100
Total		34,976,040
Health Care Equipment & Supplies 2.2%
Baxter International, Inc.	127,000	4,792,980
Medtronic PLC	174,100	13,642,476
Total		18,435,456
Health Care Providers & Services 1.8%
Cardinal Health, Inc.	50,000	4,341,000
CVS Health Corp.	149,800	10,459,036
Total		14,800,036
Pharmaceuticals 7.6%
Bristol-Myers Squibb Co.	177,500	10,302,100
Johnson & Johnson	170,200	26,508,650
Merck & Co., Inc.	250,000	25,737,500
Total		62,548,250
Total Health Care		130,759,782
Industrials 6.0%
Aerospace & Defense 0.6%
RTX Corp.	67,500	4,857,975
Air Freight & Logistics 1.5%
United Parcel Service, Inc., Class B	77,500	12,079,925
Building Products 0.6%
Johnson Controls International PLC	97,500	5,187,975
Electrical Equipment 1.0%
Emerson Electric Co.	87,000	8,401,590
Ground Transportation 0.6%
Union Pacific Corp.	22,500	4,581,675
Machinery 1.7%
AGCO Corp.	33,500	3,962,380
Common Stocks (continued)
Issuer	Shares	Value ($)
PACCAR, Inc.	75,000	6,376,500
Stanley Black & Decker, Inc.	46,800	3,911,544
Total		14,250,424
Total Industrials		49,359,564
Information Technology 9.3%
Communications Equipment 2.5%
Cisco Systems, Inc.	386,000	20,751,360
IT Services 1.4%
International Business Machines Corp.	82,500	11,574,750
Semiconductors & Semiconductor Equipment 4.7%
Broadcom, Inc.	30,400	25,249,632
QUALCOMM, Inc.	37,500	4,164,750
Texas Instruments, Inc.	63,500	10,097,135
Total		39,511,517
Technology Hardware, Storage & Peripherals 0.7%
Dell Technologies, Inc.	82,000	5,649,800
Total Information Technology		77,487,427
Materials 1.2%
Chemicals 0.7%
Dow, Inc.	120,400	6,207,824
Metals & Mining 0.5%
Newmont Corp.	105,000	3,879,750
Total Materials		10,087,574
Real Estate 7.1%
Health Care REITs 0.8%
Welltower, Inc.	81,000	6,635,520
Industrial REITs 1.5%
Prologis, Inc.	114,300	12,825,603
Office REITs 0.7%
Boston Properties, Inc.	90,700	5,394,836
Residential REITs 1.5%
AvalonBay Communities, Inc.	34,000	5,839,160
Invitation Homes, Inc.	200,000	6,338,000
Total		12,177,160
Retail REITs 0.7%
Simon Property Group, Inc.	56,500	6,103,695

Columbia Variable Portfolio – Dividend Opportunity Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 1.9%
American Tower Corp.	59,400	9,768,330
Digital Realty Trust, Inc.	49,900	6,038,898
Total		15,807,228
Total Real Estate		58,944,042
Utilities 6.1%
Electric Utilities 5.2%
American Electric Power Co., Inc.	95,000	7,145,900
Edison International	122,700	7,765,683
Entergy Corp.	82,500	7,631,250
FirstEnergy Corp.	225,000	7,690,500
NextEra Energy, Inc.	85,000	4,869,650
Southern Co. (The)	120,000	7,766,400
Total		42,869,383
Multi-Utilities 0.9%
DTE Energy Co.	80,000	7,942,400
Total Utilities		50,811,783
Total Common Stocks (Cost $756,533,415)		802,770,772
Convertible Preferred Stocks 1.2%
Issuer		Shares	Value ($)
Financials 0.6%
Financial Services 0.6%
Apollo Global Management, Inc.	6.750%	90,000	4,948,200
Total Financials			4,948,200
Utilities 0.6%
Electric Utilities 0.6%
NextEra Energy, Inc.	6.926%	140,000	5,269,600
Total Utilities			5,269,600
Total Convertible Preferred Stocks (Cost $11,069,334)			10,217,800

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(a),(b)	11,051,426	11,048,110
Total Money Market Funds (Cost $11,047,733)		11,048,110
Total Investments in Securities (Cost: $778,650,482)		824,036,682
Other Assets & Liabilities, Net		4,352,304
Net Assets		828,388,986

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	2,119,900	117,905,135	(108,977,302)	377	11,048,110	(445)	289,775	11,051,426
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Dividend Opportunity Fund | Third Quarter Report 2023

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